Alger Capital Appreciation Portfolio Investment Objectives and Goals - Class I2 [Member] - Alger Capital Appreciation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Alger Capital Appreciation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Alger Capital Appreciation Portfolio seeks long-term capital appreciation.